Note 3 - Inventory	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Text Block]
Note 3 - Inventory

As of December 31, 2011 and 2010, inventory consisted of the following:

	2011	2010
Raw material	$28,667	$160,302
Work in progress	436,980	575,067
Finished goods	1,382,434	282,335

	$1,848,081	$1,017,704